Note 2 - Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands			12 Months Ended
		Aug. 19, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Total revenue			$ 165,056		$ 177,078	[1]	$ 161,334
Trade receivables			28,809		49,371
Increase (decrease) through other changes, allowance account for credit losses of financial assets, related to divested joint venture, trade receivables			(6,579)
Increase (decrease) through other changes, allowance account for credit losses of financial assets, related to divested joint venture, loans and advances			(3,897)
Increase (decrease) through other changes, allowance account for credit losses of financial assets, related to divested joint venture			$ (10,476)			[1]
OPay Digital Services Limited [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate			13.10%	[2]	13.10%	[2]	19.90%
Total revenue			$ 38,388		$ 16,687		$ 848
Powerbets Holdings Limited [member]
Statement Line Items [Line Items]
Total revenue					2,210		$ 4,369
Trade receivables			$ 6,579		$ 6,579
Nanobank [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary		42.00%
Investments in subsidiaries		$ 265,900
Top of range [member] | Capitalised development expenditure [member]
Statement Line Items [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill (Year)			3 years
Top of range [member] | Technology-based intangible assets [member]
Statement Line Items [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill (Year)			5 years
Top of range [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill (Year)			15 years
Leasehold improvements [member] | Top of range [member]
Statement Line Items [Line Items]
Useful lives or depreciation rates, property, plant and equipment (Year)			6 years
Equipment [member] | Top of range [member]
Statement Line Items [Line Items]
Useful lives or depreciation rates, property, plant and equipment (Year)	[3]		10 years
Furniture and Fixtures [member] | Top of range [member]
Statement Line Items [Line Items]
Useful lives or depreciation rates, property, plant and equipment (Year)			5 years

[1]	Amounts in the comparative periods have been re-presented to account for the impact of discontinued operations and the reclassification of items classified as "cost of revenue" in the consolidated financial statements for the years ended December 31, 2018 and 2019. See Notes 2 and 9 for additional information.
[2]	Reflects the total ownership interest in OPay as of December 31, 2019 and 2020, 10.24% of which is held in preferred shares and 2.86% in ordinary shares. The share of net income (loss) recognized under the equity method was calculated based on the investment in ordinary shares, relative to the total number of shares outstanding. The Group owns 8.85% of the total number of ordinary shares issued by OPay.
[3]	The Group has one lease agreement classified as Equipment, which expires in 2022.